ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES
ACCOUNTING CHANGES
Changes in Accounting Policies for 2015
Derivatives and Hedging
In August 2015, the Financial Accounting Standards Board (FASB) issued new guidance on the application of the normal purchases and normal sales scope exception to certain electricity contracts within nodal energy markets. The amendments in this update apply to entities that enter into contracts for the purchase or sale of electricity on a forward basis and arrange for transmission through or delivery to a location within a nodal energy market whereby one of the contracting parties incurs charges (or credits) for the transmission of that electricity based in part on locational marginal pricing differences payable to (or receivable from) an independent system operator. This new guidance was effective upon issuance, was applied prospectively and did not have a material impact on the Company's consolidated financial statements.
Balance Sheet Classification of Deferred Taxes
In November 2015, the FASB issued new guidance which requires that deferred tax assets and liabilities be classified as non-current on the balance sheet. The new guidance is effective January 1, 2017, however, since early application is permitted, the Company elected to retrospectively apply this guidance effective January 1, 2015. Application of this new guidance will simplify the Company’s process in determining deferred tax amounts and simplify their presentation. The application of this amendment resulted in a reclassification of Deferred tax assets previously recorded in Other current assets, and Deferred tax liabilities previously recorded in Accounts payable and other to non-current Deferred income tax assets and liabilities. Prior year amounts have been reclassified to conform to current year presentation.
Reporting discontinued operations
In April 2014, the FASB issued amended guidance on the reporting of discontinued operations. The criteria of what will qualify as a discontinued operation has changed and there are expanded disclosures required. This new guidance was applied prospectively from January 1, 2015 and there was no impact on the Company's consolidated financial statements as a result of applying this new standard.
Future Accounting Changes
Revenue from contracts with customers
In 2014, the FASB issued new guidance on revenue from contracts with customers. This guidance supersedes the current revenue recognition requirements and most industry-specific guidance. This new guidance requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In July 2015, the FASB deferred the effective date of this new standard to January 1, 2018, with early adoption not permitted before January 1, 2017. There are two methods in which the amendment can be applied: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect recognized at the date of initial application.
The Company is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Extraordinary and unusual income statement items
In January 2015, the FASB issued new guidance on extraordinary and unusual income statement items. This update eliminates from GAAP the concept of extraordinary items. This new guidance is effective from January 1, 2016 and will be applied prospectively. The Company does not expect the adoption of this new standard to have a material impact on its consolidated financial statements.
Consolidation
In February 2015, the FASB issued new guidance on consolidation analysis. This update requires that entities reevaluate whether they should consolidate certain legal entities and eliminates the presumption that a general partner should consolidate a limited partnership. This new guidance is effective from January 1, 2016 and will be applied retrospectively. The Company is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Imputation of interest
In April 2015, the FASB issued new guidance on simplifying the accounting for debt issuance costs. The amendments in this update require that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability consistent with debt discounts or premiums. This new guidance is effective January 1, 2016 and will be applied retrospectively. The application of this amendment will result in a reclassification of debt issuance costs currently recorded in Intangible and other assets to an offset of their respective debt liabilities.
Inventory
In July 2015, the FASB issued new guidance on simplifying the measurement of inventory. The amendments in this update specify that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This new guidance is effective January 1, 2017 and will be applied prospectively. The Company does not expect the adoption of this new standard to have a material impact on its consolidated financial statements.
Business Combinations
In September 2015, the FASB issued guidance which replaces the requirement that an acquirer in a business combination account for measurement period adjustments retrospectively with a requirement that an acquirer recognize adjustments to the provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amended guidance requires that the acquirer record, in the same period’s financial statements as the adjustment was determined, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The new guidance is effective January 1, 2016 and will be applied prospectively. The Company does not expect the adoption of this new standard to have a material impact on its consolidated financial statements.